CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT LIABILITIES:
Notes payable, net of unamortized discount	$ 154,949	$ 110,561	$ 0
SHAREHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	12,825,393	12,587,053	12,563,053
Common stock, shares, outstanding	12,825,393	12,587,053	12,563,053